REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Gross sales					$ 2,741,987
Gross Profit	$ 276,200	$ (1,235,070)	$ (36,050)	$ (1,235,070)	(3,770,113)
Net sales					0
Revenue					$ 20,815,955	$ 0
Naphtha And Synthetic Blended Components [Member]
Disaggregation of Revenue [Line Items]
Gross sales	0		251,468
Gross Profit	$ 1,854,743		$ 2,487,760